Employee benefits (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	$ (409)	$ (93)	$ (533)	$ (182)
Other assets used by entity included in fair value of plan assets	(1,293)	(296)	(1,602)	(577)
Net expenses	(1,702)	(389)	(2,135)	(759)
Pension Plans PPSPR [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(11)	(12)	(19)	(24)
Other assets used by entity included in fair value of plan assets	(92)	(112)	(191)	(218)
Net expenses	(103)	(124)	(210)	(242)
Pension Plans PPSPNR [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(3)	(2)	(5)	(4)
Other assets used by entity included in fair value of plan assets	(36)	(40)	(75)	(78)
Net expenses	(39)	(42)	(80)	(82)
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value		(4)	(1)	(7)
Other assets used by entity included in fair value of plan assets	(3)	(4)	(6)	(8)
Net expenses	(3)	(8)	(7)	(15)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(395)	(75)	(508)	(147)
Other assets used by entity included in fair value of plan assets	(1,162)	(140)	(1,330)	(273)
Net expenses	$ (1,557)	$ (215)	$ (1,838)	$ (420)